UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340

Name of Registrant: New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
New Jersey (94.6%)
1	BlackRock Muni Holdings New Jersey Quality
	Fund, Inc. VRDP VRDO	0.320%	3/7/13 LOC	40,300	40,300
1	BlackRock Muni Yield New Jersey Quality Fund,
	Inc. VRDP VRDO	0.320%	3/7/13 LOC	25,000	25,000
	Burlington County NJ BAN	1.000%	5/23/13	49,144	49,232
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)
	VRDO	0.090%	3/7/13 LOC	11,410	11,410
	Camden County NJ Improvement Authority
	Lease Revenue (Parkview Redevelopment
	Housing Project) VRDO	0.090%	3/7/13 LOC	49,500	49,500
	Cape May County NJ BAN	1.500%	8/30/13	5,300	5,332
	Delaware River & Bay Authority New Jersey
	Revenue VRDO	0.080%	3/7/13 LOC	4,300	4,300
	Delaware River Port Authority Pennsylvania &
	New Jersey Revenue VRDO	0.090%	3/7/13 LOC	2,210	2,210
	Delaware River Port Authority Pennsylvania &
	New Jersey Revenue VRDO	0.100%	3/7/13 LOC	2,400	2,400
	Delaware River Port Authority Pennsylvania &
	New Jersey Revenue VRDO	0.110%	3/7/13 LOC	15,500	15,500
	Delaware River Port Authority Pennsylvania &
	New Jersey Revenue VRDO	0.120%	3/7/13 LOC	24,415	24,415
	Delaware River Port Authority Pennsylvania &
	New Jersey Revenue VRDO	0.120%	3/7/13 LOC	20,000	20,000
	Essex County NJ BAN	1.500%	9/26/13	20,000	20,144
	Essex County NJ Improvement Authority
	Revenue (Fern Senior Housing Project)
	VRDO	0.110%	3/7/13 LOC	7,300	7,300
	Essex County NJ Improvement Authority
	Revenue (Jewish Community Center of Metro
	West Inc. Project) VRDO	0.080%	3/7/13 LOC	5,600	5,600
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.250%	11/1/13 (Prere.)	1,000	1,034
1	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation) TOB VRDO	0.120%	3/7/13	4,185	4,185
	Gloucester County NJ Pollution Control
	Financing Authority Revenue (ExxonMobil
	Project) VRDO	0.050%	3/1/13	29,000	29,000
	Hopewell Township NJ BAN	1.000%	4/12/13	4,074	4,077
	Hopewell Township NJ BAN	0.500%	6/7/13	9,284	9,292
	Hopewell Township NJ BAN	1.000%	6/7/13	13,391	13,419
	Jefferson Township NJ BAN	1.000%	6/27/13	11,014	11,040
	Madison Borough NJ BAN	0.500%	8/15/13	7,743	7,755
1	Madison Borough NJ Board of Education GO
	TOB VRDO	0.110%	3/7/13 LOC	11,600	11,600
	Mahwah Township NJ BAN	1.000%	6/7/13	4,000	4,008

Mahwah Township NJ BAN	1.000%	10/11/13	7,700	7,736
Middlesex County NJ COP	4.500%	10/15/13	1,185	1,215
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,500	1,540
Monmouth County NJ GO	2.500%	3/1/13	3,400	3,400
Montville Township NJ BAN	1.000%	10/28/13	5,139	5,159
New Jersey Building Authority BAN	1.500%	12/18/13	20,000	20,198
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.130%	3/7/13 LOC	34,600	34,600
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.100%	3/7/13 LOC	9,600	9,600
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.110%	3/1/13 LOC	2,600	2,600
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.100%	4/8/13	7,530	7,530
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	0.090%	3/7/13 LOC	9,000	9,000
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.100%	3/7/13	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.110%	3/1/13 LOC	27,000	27,000
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.110%	3/1/13 LOC	600	600
1 New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project)
VRDO	0.110%	3/7/13 LOC	4,760	4,760
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project)
VRDO	0.080%	3/7/13 LOC	12,750	12,750
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.090%	3/7/13 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/13 (Prere.)	2,500	2,536
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	9,105	9,326
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.050%	3/1/13	4,850	4,850
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.090%	3/1/13	2,900	2,900
New Jersey Economic Development Authority
School Revenue (Blair Academy Project)
VRDO	0.080%	3/7/13 LOC	13,290	13,290
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.060%	3/7/13 LOC	6,000	6,000
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.100%	3/7/13	13,025	13,025
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	0.100%	3/7/13	24,200	24,200

1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses)
VRDO	0.110%	3/7/13 LOC	8,480	8,480
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/13 (Prere.)	1,000	1,016
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.110%	3/7/13	10,900	10,900
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.120%	3/7/13	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.090%	3/7/13 LOC	14,625	14,625
New Jersey Environmental Infrastructure Trust
Revenue	3.000%	9/1/13	3,255	3,300
New Jersey GO	5.000%	4/1/13 (ETM)	1,120	1,125
1 New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) TOB
VRDO	0.100%	3/7/13 LOC	6,225	6,225
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.110%	3/7/13 LOC	25,100	25,100
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital) VRDO	0.080%	3/7/13 LOC	3,045	3,045
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/13 LOC	12,700	12,700
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/13 LOC	3,700	3,700
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/13 LOC	25,000	25,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/13 LOC	15,150	15,150
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)
VRDO	0.110%	3/7/13 LOC	16,140	16,140
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.080%	3/7/13 LOC	7,400	7,400
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.080%	3/7/13 LOC	2,500	2,500
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.090%	3/7/13 LOC	3,300	3,300
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.080%	3/7/13 LOC	7,060	7,060
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	3/1/13 LOC	2,700	2,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.120%	3/1/13 LOC	7,635	7,635
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.080%	3/7/13 LOC	4,230	4,230

New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	3/7/13 LOC	21,000	21,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	3/7/13 LOC	14,000	14,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.120%	3/7/13	5,375	5,375
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.110%	3/7/13 LOC	6,830	6,830
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.170%	3/7/13	5,465	5,465
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue TOB
VRDO	0.170%	3/7/13	7,215	7,215
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.090%	3/7/13	12,485	12,485
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.100%	3/7/13	7,020	7,020
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.100%	3/7/13	19,800	19,800
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.100%	3/7/13	9,000	9,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.100%	3/7/13	35,085	35,085
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.100%	3/7/13	78,130	78,130
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	8,000	8,124
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	8,200	8,327
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,175	1,193
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	10,000	10,154
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	3,500	3,554
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,200	1,219
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.090%	3/7/13 LOC	5,600	5,600
New Jersey Turnpike Authority Revenue	5.000%	7/1/13 (Prere.)	10,000	10,161
New Jersey Turnpike Authority Revenue	5.000%	7/1/13 (Prere.)	26,000	26,420
New Jersey Turnpike Authority Revenue VRDO	0.090%	3/7/13 LOC	38,000	38,000
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.210%	3/7/13 LOC	30,000	30,000
Paramus Borough NJ BAN	1.000%	2/21/14	8,493	8,525
Port Authority of New York & New Jersey
Revenue CP	0.210%	3/14/13	2,200	2,200
Port Authority of New York & New Jersey
Revenue CP	0.210%	3/18/13	4,615	4,615

1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.120%	3/7/13	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.120%	3/7/13	2,420	2,420
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.120%	3/7/13	1,200	1,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.120%	3/7/13	6,200	6,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.120%	3/7/13	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.130%	3/7/13	1,900	1,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.140%	3/7/13	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.150%	3/7/13	2,085	2,085
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.160%	3/7/13	5,600	5,600
Princeton University New Jersey CP	0.140%	4/4/13	13,600	13,600
Princeton University New Jersey CP	0.100%	4/8/13	18,700	18,700
Princeton University New Jersey CP	0.100%	4/9/13	6,800	6,800
Rutgers State University New Jersey Revenue
VRDO	0.090%	3/1/13	2,400	2,400
Rutgers State University New Jersey Revenue
VRDO	0.110%	3/1/13	66,360	66,360
Salem County NJ BAN	1.500%	6/28/13	11,190	11,235
Secaucus NJ BAN	1.000%	1/10/14	5,892	5,921
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.080%	3/7/13 LOC	2,000	2,000
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.090%	3/7/13 LOC	13,940	13,940
Sparta Township NJ BAN	1.500%	5/24/13	5,951	5,966
Summit NJ BAN	2.000%	1/17/14	13,272	13,487
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	25,915	26,312
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/13 (Prere.)	25,520	25,919
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.750%	6/1/13 (Prere.)	25,270	25,688
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	27,705	28,178
1 Tobacco Settlement Financing Corp. New
Jersey Revenue TOB VRDO	0.110%	3/1/13 (Prere.)	10,250	10,250
Union County NJ BAN	1.000%	6/28/13	45,000	45,119
1 Union County NJ Improvement Authority (Park
Madison Redevelopment Project) TOB VRDO	0.130%	3/7/13	11,920	11,920
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.050%	3/1/13	16,345	16,345
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.050%	3/1/13	25,325	25,325
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.130%	3/7/13	14,815	14,815
Wayne Township NJ GO	1.000%	2/15/14	1,325	1,335
West Orange Township NJ BAN	1.500%	5/22/13	9,072	9,093
				1,612,624

Puerto Rico (5.6%)
Puerto Rico GO	5.250%	7/1/13 (Prere.)	13,300	13,526
Puerto Rico GO	5.250%	7/1/13 (Prere.)	4,000	4,068
Puerto Rico Highway & Transportation Authority
Revenue VRDO	0.110%	3/7/13 LOC	31,635	31,635
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.110%	3/7/13	3,000	3,000
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.110%	3/7/13	30,356	30,356
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.130%	3/7/13	7,340	7,340
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.130%	3/7/13	4,875	4,875
				94,800
Total Tax-Exempt Municipal Bonds (Cost $1,707,424)				1,707,424
Total Investments (100.2%) (Cost $1,707,424)				1,707,424
Other Assets and Liabilities-Net (-0.2%)				(3,433)
Net Assets (100%)				1,703,991

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $310,481,000, representing 18.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).

New Jersey Tax-Exempt Money Market Fund

(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
New Jersey (98.9%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	3,501
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	3,883
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,632
Bayonne NJ TAN	5.750%	7/1/35	7,500	8,617
Bergen County NJ GO	3.000%	9/1/14	1,000	1,041
Bergen County NJ GO	3.000%	9/1/15	2,290	2,437
Bergen County NJ GO	4.000%	9/1/16	1,720	1,924
Bergen County NJ GO	4.000%	9/1/17	1,675	1,920
Bergen County NJ GO	4.000%	9/1/18	1,000	1,165
Bernards Township NJ School District GO	4.000%	7/15/24	1,400	1,611
Burlington County NJ Bridge Commission
Revenue	5.250%	12/15/21 (2)	3,200	3,476
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)
VRDO	0.090%	3/7/13 LOC	5,615	5,615
Cape May County NJ Industrial Pollution Control
Financing Authority Revenue (Atlantic City
Electric Co. Project)	6.800%	3/1/21 (14)	15,400	20,227
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	6,980	8,040
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	1,040	1,265
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	1,000	1,207
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/26	700	770
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	500	596
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/27	1,000	1,084
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	2,445	2,792
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,835	2,085
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,889
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,574
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,700
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,060	4,577
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,114
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.100%	3/7/13 LOC	600	600
East Brunswick Township NJ Board of
Education GO	5.000%	11/1/20	1,000	1,234

East Brunswick Township NJ Board of
Education GO	5.000%	11/1/21	1,125	1,397
East Brunswick Township NJ Board of
Education GO	5.000%	11/1/22	1,000	1,250
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/18 (2)	7,500	9,194
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/20 (2)	2,510	3,162
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/24 (14)	5,000	6,485
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	6,825	5,664
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/21	7,390	9,358
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	6,000	7,718
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	31,190	24,809
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	16,980	23,005
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,018
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	865	881
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,150	1,171
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,018
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.050%	3/1/13	5,000	5,000
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,695	1,871
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,289
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,172
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (ETM)	9,590	9,832
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/24	1,070	1,269
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/25	500	587
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	4/1/26	790	923
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,354
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,561
Jersey City NJ GO	5.000%	3/1/19	1,550	1,828
Jersey City NJ GO	5.000%	3/1/22	1,750	2,115
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,250

Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,702
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,794
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,299
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,419
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/13 (Prere.)	1,825	1,830
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/13 (Prere.)	1,925	1,930
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/15	195	142
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/20	500	327
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.000%	1/1/32	5,100	3,308
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/Conference
Project)	5.125%	1/1/37	3,500	2,266
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,585	1,629
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,600	1,645
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	2,375	2,441
Monmouth County NJ GO	4.000%	1/15/15	4,885	5,217
Monmouth County NJ GO	4.000%	1/15/16	5,425	5,965
Monmouth County NJ GO	4.000%	1/15/17	6,655	7,512
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/31	1,000	1,211
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/38	3,900	4,748
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (ETM)	10	10
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,535	1,574
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (ETM)	20	22
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,185	3,369
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/16	1,650	1,860
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	6
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	995	1,103
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/17	2,400	2,771
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/23	1,400	1,807

Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/24	675	882
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	587
Monroe Township NJ Board of Education GO	5.000%	8/1/25	1,500	1,846
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,835
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/24	1,970	2,504
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/25	1,000	1,264
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/26	1,200	1,509
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/27	1,090	1,361
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/28	1,000	1,243
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/29	1,235	1,527
New Brunswick NJ Housing Authority Lease
Revenue (Rutgers University Easton Avenue
Project)	5.000%	7/1/18	1,880	2,250
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/18	1,250	1,466
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/19	865	1,024
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,910
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,196
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,260
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,224
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	723
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	544
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	661
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	691
New Jersey Building Authority Revenue VRDO	0.090%	3/7/13 LOC	2,225	2,225
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,142
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,656
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,925
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,164
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	7,000	8,471
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.110%	3/1/13 LOC	1,600	1,600
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.110%	3/1/13 LOC	7,100	7,100
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.110%	3/1/13 LOC	13,100	13,100
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	19,500	20,897

New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,195
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	8,500	9,978
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	5,500	6,386
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	4,220	4,853
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	2,500	2,857
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,258
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,563
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,390
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	17,359
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	3,121
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	18,640
New Jersey Economic Development Authority
Revenue (Peddie School Project) VRDO	0.120%	3/7/13	3,400	3,400
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (ETM)	1,200	1,219
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,098
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	2,650	2,893
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	9,500	10,394
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	1,000	1,094
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/15 (Prere.)	8,000	8,753
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	9,500	10,418
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (Prere.)	3,480	3,878
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	5,000	5,627
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	10,355	11,913
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	2,000	2,341
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	5,000	5,897
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,984
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,661
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	5,000	6,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,680

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,553
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,936
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,390	2,923
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	2,750	3,425
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	3,133
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	5,026
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	1,880	2,238
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	4,230
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,728
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	11,650	14,102
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	451
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	3,250	4,189
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	4,134
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,650	2,144
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,060	6,038
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,953
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,564
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,929
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	3,500	4,594
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	12,000	14,084
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,851
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,000	8,196
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	9,349
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	13,383
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	7,405
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	5,900	6,880
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,594
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	8,110

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,291
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	1,825	2,035
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,940
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	6,095	6,961
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	11,450	12,310
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	3,635	3,914
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,671
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	8,000	8,576
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	12,500	13,400
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	5,000	5,571
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	26,625	29,667
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	4,481
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	4,124
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,527
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,000	1,147
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,000	9,079
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.090%	3/1/13	4,650	4,650
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.110%	3/1/13	2,350	2,350
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	15,819
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	6,260	7,415
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	3,106

New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,357
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16	3,620	4,100
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	4,933
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/17	1,335	1,554
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,190
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,333
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,404
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,832
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,058
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,514
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,324
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,605	2,650
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,775	2,823
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,913
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,495
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (14)(3)	3,000	3,455
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,500	2,885
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,725
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,203
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,562
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,317
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,161
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,127
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,750	3,046
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,444
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	6,188
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,990
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,399

New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	11,032
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,391
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	5,477
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,542
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,665
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,740
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,819
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,342
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,704
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,595
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	2,847
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,442
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	2,000	2,034
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,103
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18	420	510
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	12/1/20	1,430	1,749
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	12/1/23	65	83
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	9,066
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	4,410	5,132
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,507
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	4,625	5,314
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	10,548
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	11,323
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,725
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,372
New Jersey GO	5.000%	6/1/20	915	1,111
New Jersey GO	5.000%	6/1/21	4,000	4,822
1 New Jersey GO TOB VRDO	0.130%	3/1/13	3,475	3,475
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,446
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,125
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,452
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,778
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,845

New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/23	2,675	2,912
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/26	2,780	2,987
New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/37	10,000	10,537
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	800	942
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	750	902
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	1,350	1,603
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	4,400	5,211
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	3,980	4,674
New Jersey Health Care Facilities Financing
Authority Revenue (Capital Health Systems
Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,130
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/30	3,055	3,148
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital)	5.500%	7/1/36	6,800	6,975
New Jersey Health Care Facilities Financing
Authority Revenue (Children's Specialized
Hospital) VRDO	0.080%	3/7/13 LOC	3,300	3,300
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,403
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,514
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,502
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,756
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,953
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,815
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,133
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,664

New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,757
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/13 LOC	2,400	2,400
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.250%	7/1/25	1,200	1,267
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center)	5.125%	7/1/35	3,450	3,584
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	1,500	1,679
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,460	4,933
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,924
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,316
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,774
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,847
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,320
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,000	2,306
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	2,500	2,867
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,325	4,634
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.260%	3/7/13 (12)	5,145	5,145
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	5,520
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	10,000	10,392
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	7,775
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,679
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,087
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,307

New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,054
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,000	2,276
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	2,600	2,930
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,026
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,430
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,338
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	3/1/13 LOC	3,680	3,680
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.120%	3/1/13 LOC	2,100	2,100
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	4,945	5,578
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,485	1,644
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,485	1,637
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	220	232
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,649
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	5.700%	5/1/20 (4)	1,905	1,910
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	4,800	5,120
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	2,020	2,113
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,757
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,704
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	315	315
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	275	275
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	298
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	457
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,951
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,613
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,359
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,600	1,718
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,700
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,000	1,016
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	8,795	9,778

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,566
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,125
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	5,210	6,390
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,239
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,675	3,285
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,500	3,070
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	8,000	9,842
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,650	2,901
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	6,272
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	6,500	8,048
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	6,203
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	7,205
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	8,793
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	3,000	3,773
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	3,100
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	11,198
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	7,385
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,637
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	5,080	6,342
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	2,500	3,015
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	6,362
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/25	4,500	5,392
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	9,112
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	6,000	3,512
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,842
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	6,138
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,000	6,847
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	4,664

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,686
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,593
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	4,748
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	6,311
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	6,068
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	4,249
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	22,828
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/33	9,500	10,808
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,002
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,201
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	3,092
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	4,905
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	2,137
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	3,892
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	365
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/38	17,000	19,065
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	1,924
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,491
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	8,028
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	4,024
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	4,243
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	1,191
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	11,648
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	5,000	5,494
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	12,000	13,307
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.170%	3/7/13 LOC	6,390	6,390
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,826
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	13,735	14,962
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	6,720	7,860
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	12,815	14,796
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	5,000	5,941

New Jersey Turnpike Authority Revenue	5.000%	1/1/21	5,000	5,865
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,858
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	5,071
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	5,000	5,974
New Jersey Turnpike Authority Revenue	5.000%	1/1/30 (4)	16,000	17,250
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	14,670	16,970
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	6,000	6,921
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,161
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,713
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	11,000	12,108
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	23,821
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,030
North Hudson NJ Sewerage Authority Revenue	5.000%	6/1/42	5,070	5,684
Ocean County NJ GO	5.000%	6/1/16	1,320	1,508
Ocean County NJ GO	5.000%	8/1/16	1,290	1,482
Ocean County NJ GO	5.000%	6/1/17	1,385	1,634
Ocean County NJ GO	5.000%	8/1/17	3,400	4,032
Ocean County NJ GO	5.000%	6/1/24	1,440	1,795
Ocean County NJ GO	5.000%	6/1/25	1,945	2,410
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	1,920	2,252
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/24	2,610	3,144
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/25	2,740	3,262
Passaic County NJ Improvement Authority
Lease Revenue (Preakness Healthcare
Center Expansion Project)	5.000%	5/1/26	2,885	3,403
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	2,042
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,781
Passaic Valley NJ Sewage Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	4,337
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,609
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,472
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	5,226
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	6,026
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,946
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	4,043
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,738
Port Authority of New York & New Jersey
Revenue	4.750%	11/15/32	4,000	4,470
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	8,000	8,830
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,449

Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,438
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,910
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	6,600	7,571
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	12,000	13,544
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	4,000	4,594
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	14,065	15,826
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,755
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,555
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,925
2 River Dell NJ Regional School District GO	4.000%	3/1/23	500	578
2 River Dell NJ Regional School District GO	4.000%	3/1/24	890	1,016
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,283
Rutgers State University New Jersey Revenue
VRDO	0.090%	3/1/13	2,445	2,445
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,572
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,623
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,366
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,707
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,858
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,441
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,435	2,817
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,308
South Jersey Transportation Authority New
Jersey Transportation System Revenue
VRDO	0.080%	3/7/13 LOC	1,800	1,800
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	1,225	1,238
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	20,000	20,353
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	10,475	10,423
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	4,500	3,892
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	6,455	5,684
Union County NJ BAN	1.000%	6/28/13	15,000	15,043

Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,676
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,574
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/18 (14)	1,975	2,056
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/20 (14)	2,185	2,263
University of Medicine & Dentistry New Jersey
COP	5.250%	6/15/22 (14)	2,420	2,496
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/15 (2)	2,325	2,334
University of Medicine & Dentistry New Jersey
Revenue	5.375%	12/1/16 (2)	1,110	1,114
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/19 (2)	2,000	2,008
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/20 (2)	3,675	3,689
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/21 (2)	2,000	2,007
West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,796
West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,192
2 Wyckoff Township NJ School District GO	4.000%	4/1/26	1,360	1,541
				2,125,768
Puerto Rico (1.1%)
1 Puerto Rico Aqueduct & Sewer Authority
Revenue TOB VRDO	0.410%	3/7/13 (12)	5,450	5,450
Puerto Rico GO	5.500%	7/1/18	5,540	6,054
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	3,500	3,743
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	4,125	4,411
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/33 (3)	7,000	2,059
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	1,030
				22,747
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,582
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,652
				5,234
Total Tax-Exempt Municipal Bonds (Cost $1,987,739)				2,153,749
Total Investments (100.2%) (Cost $1,987,739)				2,153,749
Other Assets and Liabilities-Net (-0.2%)				(4,381)
Net Assets (100%)				2,149,368

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $20,460,000, representing 1.0% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2013.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.

New Jersey Long-Term Tax-Exempt Fund

CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

New Jersey Long-Term Tax-Exempt Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments)

At February 28, 2013, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

C. At February 28, 2013, the cost of investment securities for tax purposes was $1,989,312,000. Net unrealized appreciation of investment securities for tax purposes was $164,437,000, consisting of unrealized gains of $170,102,000 on securities that had risen in value since their purchase and $5,665,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.